RIGHT-OF-USE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use Assets Net
SCHEDULE OF FINANCIAL LEASE ARRANGEMENTS

The finance lease arrangements held by the Company are summarized as follows:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

At cost
Motor vehicles	1,031	979

	1,031	979
Less: accumulated depreciation	(742)	(701)

Motor vehicles, net	289	277

SCHEDULE OF RIGHT OF USE ASSETS

Right-of-use assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Right-of-use assets, net
At cost	2,904	1,659

	2,904	1,659
Less: Accumulated amortization	(739)	(1,002)

	2,165	657

SCHEDULE OF LEASE LIABILITIES

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

Finance lease liabilities

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year	88	80
More than 1 year	175	153
Total future lease payment	263	233
Less: Imputed interest	(31)	(23)

Present value of finance lease liabilities	232	210

Representing
Current liabilities	76	70
Non-current liabilities	156	140

	232	210

Operating lease liabilities

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year	963	176
More than 1 year	1,260	508

Present value of operating lease liabilities	2,223	684

Representing
Current liabilities	963	176
Non-current liabilities	1,260	508

	2,223	684

SCHEDULE OF LEASE LIABILITIES

Future lease payments, excluding short-term leases, as of June 30, 2026 and December 31, 2025 are detailed as follows:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year
- finance lease liabilities	76	70
- operating lease liabilities	963	176

	1,039	246

More than 1 year
- finance lease liabilities	156	140
- operating lease liabilities	1,260	508

	1,416	648

	2,455	894

SCHEDULE OF FUTURE LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five periods, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the period ending June 30:

	Finance lease liabilities	Operating lease liabilities
	$’000	$’000

Financial years ending December 31,
2026	88	963
2027	52	726
2028	49	181
2029	38	10
2030	19	10
Over 2030	17	333
Total future lease payment	263	2,223
Less: Imputed interest	(31)	-

Present value of finance lease liabilities	232	2,223